Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Real Estate Securities Fund
	Number of Shares	Value†
COMMON STOCKS — 3.2%
Entertainment — 1.2%
Caesars Entertainment, Inc.*	32,475	$1,355,507
Healthcare Services — 0.7%
PACS Group, Inc.*	19,587	782,892
Lodging — 1.3%
Boyd Gaming Corp.	21,814	1,410,275
TOTAL COMMON STOCKS (Cost $2,965,346)		3,548,674

REAL ESTATE INVESTMENT TRUSTS — 98.1%
Apartments — 12.4%
American Homes 4 Rent, Class A	64,990	2,494,966
AvalonBay Communities, Inc.	5,196	1,170,399
Camden Property Trust	4,353	537,726
Essex Property Trust, Inc.	11,272	3,329,974
Invitation Homes, Inc.	114,011	4,020,028
UDR, Inc.	51,864	2,351,514
		13,904,607
Diversified — 34.1%
American Tower Corp.	23,903	5,558,882
Crown Castle, Inc.	50,977	6,047,401
Digital Realty Trust, Inc.	50,868	8,231,968
Equinix, Inc.	6,160	5,467,801
SBA Communications Corp.	19,187	4,618,311
VICI Properties, Inc.	138,423	4,610,870
Weyerhaeuser Co.	113,530	3,844,126
		38,379,359
Healthcare — 12.9%
Healthcare Realty Trust, Inc.	153,531	2,786,588
Omega Healthcare Investors, Inc.	53,473	2,176,351
Ventas, Inc.	19,330	1,239,633
Welltower, Inc.	64,580	8,268,177
		14,470,749
Hotels & Resorts — 1.3%
Host Hotels & Resorts, Inc.	81,694	1,437,815
Industrial — 9.5%
Americold Realty Trust, Inc.	61,128	1,728,089
Lineage, Inc.	9,338	731,913
Prologis, Inc.	58,665	7,408,216
Rexford Industrial Realty, Inc.	15,830	796,407
		10,664,625
Manufactured Homes — 4.8%
Equity LifeStyle Properties, Inc.	19,904	1,419,951
Sun Communities, Inc.	29,086	3,930,973
		5,350,924
Office Property — 1.9%
Highwoods Properties, Inc.	64,539	2,162,702
Regional Malls — 6.1%
Simon Property Group, Inc.	40,307	6,812,689
	Number of Shares	Value†

Single Tenant — 2.3%
Realty Income Corp.	41,509	$2,632,501
Storage & Warehousing — 10.7%
Extra Space Storage, Inc.	18,880	3,401,987
Iron Mountain, Inc.	41,131	4,887,597
Public Storage	10,459	3,805,716
		12,095,300
Strip Centers — 2.1%
Kimco Realty Corp.	103,588	2,405,313
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $95,386,951)		110,316,584

SHORT-TERM INVESTMENTS — 0.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.833%) (Cost $600,690)	600,690	600,690
TOTAL INVESTMENTS — 101.8% (Cost $98,952,987)		$114,465,948
Other Assets & Liabilities — (1.8)%		(2,053,961)
TOTAL NET ASSETS — 100.0%		$112,411,987

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

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